SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Our operations are organized into four operating segments which are regularly reviewed by our Chief Operating Decision Maker (the "CODM") for the purpose of allocating resources to the segment and to assess its performance. The key measures used by the CODM in assessing performance and in making resource allocation decisions are company funds from operations, or Company FFO, and Company EBITDA.
Periodically we review the organizational and governance structure of our businesses. In connection with the acquisition of Westinghouse and the disposition of our Australian energy operation, we have realigned the organizational and governance structure of our businesses and have changed how the partnership evaluates financial information for management decision making which has resulted in a change in our operating segments.

Specifically, our construction services segment and business services segment are presented as a single operating segment called business services. Infrastructure services is a new operating segment, which includes our investment in Westinghouse and Teekay Offshore. The energy segment has been eliminated and the remainder of our energy businesses are evaluated with and presented within our industrial operations segment.
The partnership has retrospectively applied these segment changes for all periods presented.
Company FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, non-cash valuation gains or losses and other items. When determining Company FFO, we include our proportionate share of Company FFO of equity accounted investments.
Company FFO is further adjusted as Company EBITDA to exclude the impact of realized disposition gains (losses), interest expenses, current income taxes, and realized disposition gains, current income taxes and interest expenses related to equity accounted investments.

	Year Ended December 31, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Revenues (1)	$30,847	$2,418	$3,896	$7	$37,168
Direct operating costs	(30,351)	(1,715)	(2,060)	(8)	(34,134)
General and administrative expenses	(278)	(65)	(231)	(69)	(643)
Equity accounted Company EBITDA (2)	34	120	42	—	196
Company EBITDA attributable to others (3)	(124)	(463)	(1,157)	—	(1,744)
Company EBITDA (4)	128	295	490	(70)	843
Realized disposition gain (loss), net (5)	55	—	195	—	250
Other income (expense), net (6)	—	(15)	(3)	—	(18)
Interest income (expense), net	(66)	(176)	(263)	7	(498)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (2)	(3)	(41)	(10)	—	(54)
Current income taxes	(44)	(10)	(132)	—	(186)
Company FFO attributable to others (net of Company EBITDA attributable to others) (3)	61	142	193	—	396
Company FFO (4)	131	195	470	(63)	733
Depreciation and amortization expense (7)					(748)
Gain on acquisition/disposition (5)					250
Impairment expense, net					(218)
Other income (expense), net (6)					(118)
Deferred income taxes					88
Non-cash items attributable to equity accounted investments (2)					(132)
Non-cash items attributable to others (3)					567
Net income (loss) attributable to unitholders (4)					$422
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(1)
For the year ended December 31, 2018, revenues by business unit in our Business Services segment are as follows: Road Fuel Distribution & Marketing $23,794 million, Construction Services $4,545 million Facilities Management $1,925 million, Logistics $425 million, Residential Real Estate Services $105 million, Financial Advisory $32 million and Other $21 million.

(2)	The sum of these amounts equates to equity accounted income of $10 million as per the consolidated statements of operating results.

(3)	The sum of these amounts equates to net income attributable to others of $781 million as per the consolidated statements of operating results.

(4)
Company EBITDA, company FFO and net income attributable to unitholders include company EBITDA, company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.

(5)	The sum of these amounts equates to the gain on acquisitions / dispositions, net of $500 million as per the consolidated statements of operating results.

(6)	The sum of these amounts equates to the other expense, net of $136 million as per the consolidated statements of operating results.

(7)
For the year ended December 31, 2018, depreciation and amortization by segment is as follows: Infrastructure Services $309 million, Business Services $135 million, Industrial Operations $304 million, and Corporate and Other $nil.

	Year Ended December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Revenues (1)	$20,874	$3	$1,939	$7	$22,823
Direct operating costs	(20,448)	—	(1,425)	(3)	(21,876)
General and administrative expenses	(182)	—	(113)	(45)	(340)
Equity accounted Company EBITDA (2)	28	31	49	—	108
Company EBITDA attributable to others (3)	(169)	—	(306)	—	(475)
Company EBITDA (4)	103	34	144	(41)	240
Realized disposition gain (loss), net	19	—	225	—	244
Interest income (expense), net	(47)	—	(154)	(1)	(202)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (2)	—	(13)	(4)	—	(17)
Current income taxes	(16)	—	(32)	18	(30)
Company FFO attributable to others (net of Company EBITDA attributable to others) (3)	33	—	(16)	—	17
Company FFO (4)	92	21	163	(24)	252
Depreciation and amortization expense (5)					(371)
Realized disposition gains recorded in prior periods					23
Impairment expense, net					(39)
Other income (expense), net					(108)
Deferred income taxes					22
Non-cash items attributable to equity accounted investments (2)					(22)
Non-cash items attributable to others (3)					267
Net income (loss) attributable to unitholders (4)					$24
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(1)
For the year ended December 31, 2017, revenues by business unit in our Business Services segment are as follows: Construction Services $4,650 million, Facilities Management $1,775 million, Road Fuel Distribution and Marketing $13,842 million, Residential Real Estate Services $108 million, Logistics $447 million, Financial Advisory $32 million, and Other $20 million.

(2)	The sum of these amounts equates to equity accounted income of $69 million as per the consolidated statements of operating results.

(3)	The sum of these amounts equates to net income attributable to others of $191 million as per the consolidated statements of operating results.

(4)
Company EBITDA, company FFO and net income attributable to unitholders include company EBITDA, company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.

(5)
For the year ended December 31, 2017, depreciation and amortization by segment is as follows; Infrastructure Services $nil, Business Services $99 million, Industrial Operations $272 million, Corporate and Other $nil.

	Year Ended December 31, 2016
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Revenues (1)	$6,393	$—	$1,566	$1	$7,960
Direct operating costs	(6,053)	—	(1,333)	—	(7,386)
General and administrative expenses	(146)	—	(106)	(17)	(269)
Equity accounted Company EBITDA (2)	23	—	144	—	167
Company EBITDA attributable to others (3)	(44)	—	(188)	—	(232)
Company EBITDA (4)	173	—	83	(16)	240
Realized disposition gain/(loss), net	—	—	57	—	57
Interest income (expense), net	(15)	—	(74)	(1)	(90)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments (2)	—	—	(9)	—	(9)
Current income taxes	(20)	—	(5)	—	(25)
Company FFO attributable to others (net of Company EBITDA attributable to others) (3)	10	—	17	—	27
Company FFO (4)	148	—	69	(17)	200
Depreciation and amortization expense (5)					(286)
Impairment expense, net					(261)
Other income (expense), net					(11)
Deferred income taxes					41
Non-cash items attributable to equity accounted investments (2)					(90)
Non-cash items attributable to others (3)					378
Net income (loss) attributable to parent (4)					$(29)
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(1)
For the year ended December 31, 2016, revenues by business unit in our Business Services segment are as follows: Construction Services $4,387 million, Facilities Management $1,294 million, Residential Real Estate Services $619 million, Financial Advisory $64 million, and Other $29 million.

(2)	The sum of these amounts equates to equity accounted income of $68 million as per the consolidated statements of operating results.

(3)	The sum of these amounts equates to net loss attributable to others of $173 million as per the consolidated statements of operating results.

(4)
Company EBITDA, company FFO and net income attributable to unitholders include Company EBITDA, company FFO and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders and company EBITDA, company FFO and net income attributable to the parent company prior to the spin-off on June 20, 2016.

(5)	For the year ended December 31, 2016, depreciation and amortization by segment is as follows: Business Services $52 million, Industrial Operations $234 million, and Corporate and Other $nil.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of the partnership's assets by reportable operating segment as at December 31, 2018 and 2017:

	As at December 31, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Total assets	$7,613	$11,640	$7,650	$415	$27,318

	As at December 31, 2017
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Total assets	$7,899	$306	$7,204	$395	$15,804

Geographic Information
Revenues from external customers

(US$ MILLIONS)	2018	2017	2016
United Kingdom	$21,983	$13,637	$1,451
Canada	4,691	3,273	1,954
Australia	2,961	2,884	2,502
Brazil	1,736	1,252	52
United States of America	1,772	655	927
Middle East	443	593	732
Europe	2,909	411	251
Other	673	118	91
Total revenues	$37,168	$22,823	$7,960

During the year ended December 31, 2018, Greenergy generated revenues of $5,316 million (2017: $3,052 million) and $3,818 million (2017: $2,712 million) from two external customers, respectively, for the sale and delivery of fuel, which are both higher than 10% of our partnership's total revenues. Other than the two customers mentioned, the partnership has no revenues from any one major customer which are higher than 10% of our partnership's total revenues.
The tables below summarize our segment revenue by geography, and timing of revenue recognition for IFRS 15 revenue for the year-ended December 31, 2018:

(US$ MILLIONS)
Timing of Revenue Recognition	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Goods/services provided at a point in time	$24,296	$944	$3,587	$—	$28,827
Services transferred over a period of time	6,518	1,469	278	—	8,265
Total IFRS 15 revenue	$30,814	$2,413	$3,865	$—	$37,092
Other non IFRS 15 revenue	33	5	31	7	76
Total revenue	$30,847	$2,418	$3,896	$7	$37,168

(US$ MILLIONS)
Geography	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total (1)
United Kingdom	$21,757	$119	$99	$—	$21,974
Canada	3,786	57	830	—	4,673
Australia	2,936	9	—	—	2,945
Brazil	679	142	901	—	1,722
United States of America	478	802	487	—	1,767
Middle East (2)	435	3	7	—	445
Europe	704	901	1,300	—	2,905
Other	39	380	241	—	660
Total IFRS 15 revenue	$30,814	$2,413	$3,865	$—	$37,092
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(1)
Geography of the other non IFRS 15 revenue is as follows: United Kingdom $9 million, Canada $18 million, Australia $16 million, Brazil $14 million, United States $5 million, Middle East $(2) million, Europe $4 million and Other $13 million.

(2)	Middle East primarily consists of United Arab Emirates.
Non-current Assets (1)

(US$ MILLIONS)	2018	2017
United Kingdom	$2,032	$918
Canada	2,403	2,355
Australia	746	909
Brazil	4,205	3,545
United States of America	3,823	471
Middle East	108	138
Europe	3,765	401
Other	455	634
Total non-current assets	$17,537	$9,371
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(1)	Non-current assets are comprised of property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.